S000000598 [Member] Investment Objectives and Goals - Nuveen Michigan Municipal Bond Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Michigan Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal, Michigan state and, in some cases, Michigan local income taxes as is consistent with preservation of capital.